Other Operating Income	12 Months Ended
Dec. 31, 2014
Other Operating Income
20.	OTHER OPERATING INCOME

For the years ended December 31, 2012, 2013 and 2014, other operating income was $1,124, $2,121 and $2,612, respectively, which was primarily derived from rental income of office buildings. The amount in 2013 also included a gain of $960 generated from the extinguishments of long aging liabilities.